Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders’Equity	Non-Controlling Interests	Total
Balance at Jun. 30, 2019	$ 13,426	$ (13,426)	$ 2,142,518	$ 4,532,753	$ 503,640	$ (141,346)	$ 7,037,565	$ 485,421	$ 7,522,986
Balance (in Shares) at Jun. 30, 2019	13,425,911
Issuance of additional shares	$ 3,359	(2,015)	3,671,227				3,672,571	145,271	3,817,842
Issuance of additional shares (in Shares)	3,359,000
Net income for the period				2,435,821			2,435,821	189,996	2,625,817
Appropriation of statutory reserve				(275,454)	275,454
Foreign currency translation loss						(226,235)	(226,235)	(15,604)	(241,839)
Balance at Jun. 30, 2020	$ 16,785	(15,441)	5,813,745	6,693,120	779,094	(367,581)	12,919,722	805,084	13,724,806
Balance (in Shares) at Jun. 30, 2020	16,784,911
Shares issued for acquisition of non-controlling interests	$ 1,065		829,373			(25,354)	805,084	(805,084)
Shares issued for acquisition of non-controlling interests (in Shares)	1,065,089
Net income for the period				4,267,542			4,267,542		4,267,542
Appropriation of statutory reserve				(462,479)	462,479
Foreign currency translation loss						1,335,757	1,335,757		1,335,757
Balance at Jun. 30, 2021	$ 17,850	(15,441)	6,643,118	10,498,183	1,241,573	942,822	19,328,105		19,328,105
Balance (in Shares) at Jun. 30, 2021	17,850,000
Acquisition of Non-controlling interests	$ 6,200		34,063,238				34,069,438		34,069,438
Acquisition of Non-controlling interests (in Shares)	6,200,000
Net income for the period				446,635			446,635		446,635
Appropriation of statutory reserve				(150,197)	150,197
Foreign currency translation loss						(59,682)	(59,682)		(59,682)
Balance at Dec. 31, 2021	$ 24,050	$ (15,441)	$ 40,706,356	$ 10,794,621	$ 1,391,770	$ 883,140	$ 53,784,496		$ 53,784,496
Balance (in Shares) at Dec. 31, 2021	24,050,000